Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form S-3 (No. 333-295960) filed by VirnetX Holding Corporation on May 15, 2026 and declared effective on June 2, 2026. The maximum aggregate offering amount of the offering is $19,135,717.

Narrative - Max Aggregate Offering Price	$ 19,135,717
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true